GOODWILL (Tables)	12 Months Ended
Jun. 30, 2020
GOODWILL
Schedule of changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill are as follows:

	Operating segment
	Mechanical and electrical solutions	Industrial automation	Total
Balance as of July 1, 2019	$36,468	586	$37,054
Goodwill upon acquisition	—	958	958
Goodwill impairment charge	(35,767)	—	(35,767)
Translation adjustment	(701)	(84)	(785)

Balance as of June 30, 2020	$—	1,460	$1,460